UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC 27626-0575
(Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

BB&T Equity Index Fund

Schedule of Portfolio Investments

September 30, 2006

(Unaudited)

Fair Value
Mutual Funds (100.4%)
S&P 500 Index Master Portfolio	$126,152,843

TOTAL MUTUAL FUNDS	$126,152,843

TOTAL INVESTMENTS – 100.4%	$126,152,843

Percentages based on net assets of $125,586,280.

See accompanying notes to the Schedule of Portfolio Investments.

Notes to Schedule of Investments

September 30, 2006

(Unaudited)

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments are included in this Form and should be read in conjunction with the Fund’s Schedule of Portfolio Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 5.07% in the net assets of the Master Portfolio at September 30, 2006.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates.

(A)	Security Valuation – The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included in this Form.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security			Shares	Value
COMMON STOCKS—98.82%
ADVERTISING—0.17%
Interpublic Group of Companies Inc.	(1	)(2)	89,559	$886,634
Omnicom Group Inc.			35,139	3,289,010

				4,175,644

AEROSPACE & DEFENSE—2.10%
Boeing Co. (The)			162,566	12,818,329
General Dynamics Corp.			82,504	5,913,062
Goodrich Corp.	(2)		25,248	1,023,049
L-3 Communications Holdings Inc.			25,136	1,968,903
Lockheed Martin Corp.			72,818	6,266,717
Northrop Grumman Corp.			70,460	4,796,212
Raytheon Co.	(2)		91,773	4,406,022
Rockwell Collins Inc.	(2)		35,239	1,932,507
United Technologies Corp.			206,846	13,103,694

				52,228,495

AGRICULTURE—1.89%
Altria Group Inc.			428,120	32,772,586
Archer-Daniels-Midland Co.			134,107	5,079,973
Monsanto Co.	(2)		111,013	5,218,721
Reynolds American Inc.	(2)		34,959	2,166,409
UST Inc.	(2)		32,861	1,801,769

				47,039,458

AIRLINES—0.11%
Southwest Airlines Co.			160,672	2,676,796

				2,676,796

APPAREL—0.36%
Coach Inc.	(1	)(2)	74,833	2,574,255
Jones Apparel Group Inc.			22,731	737,394
Liz Claiborne Inc.	(2)		21,110	834,056
Nike Inc. Class B	(2)		39,177	3,432,689
VF Corp.			18,209	1,328,347

				8,906,741

AUTO MANUFACTURERS—0.41%
Ford Motor Co.	(2)		384,165	3,107,895
General Motors Corp.	(2)		115,681	3,847,550
Navistar International Corp.	(1)		12,553	324,118
PACCAR Inc.	(2)		50,992	2,907,564

				10,187,127

AUTO PARTS & EQUIPMENT—0.14%
Goodyear Tire & Rubber Co. (The)	(1	)(2)	36,965	535,992
Johnson Controls Inc.	(2)		39,899	2,862,354

				3,398,346

BANKS—6.85%
AmSouth Bancorp			70,046	2,034,136
Bank of America Corp.			925,557	49,582,089
Bank of New York Co. Inc. (The)			156,074	5,503,169
BB&T Corp.	(2)		109,836	4,808,620
Comerica Inc.			33,101	1,884,109
Commerce Bancorp Inc.	(2)		38,261	1,404,561
Compass Bancshares Inc.			26,443	1,506,722
Fifth Third Bancorp			114,102	4,345,004
First Horizon National Corp.	(2)		25,250	959,752
Huntington Bancshares Inc.	(2)		48,594	1,162,854
KeyCorp	(2)		82,487	3,088,313
M&T Bank Corp.	(2)		15,895	1,906,764
Marshall & Ilsley Corp.	(2)		51,927	2,501,843
Mellon Financial Corp.	(2)		84,151	3,290,304
National City Corp.	(2)		123,707	4,527,676
North Fork Bancorp Inc.			96,034	2,750,414
Northern Trust Corp.	(2)		38,332	2,239,739
PNC Financial Services Group			60,223	4,362,554
Regions Financial Corp.	(2)		92,989	3,421,065
State Street Corp.			67,726	4,226,102
SunTrust Banks Inc.	(2)		74,610	5,765,861
Synovus Financial Corp.	(2)		66,294	1,947,055
U.S. Bancorp			363,451	12,073,842
Wachovia Corp.			333,458	18,606,956
Wells Fargo & Co.			688,614	24,914,055
Zions Bancorporation	(2)		21,792	1,739,220

				170,552,779

BEVERAGES—2.14%
Anheuser-Busch Companies Inc.			157,213	7,469,190
Brown-Forman Corp. Class B			15,640	1,198,806
Coca-Cola Co. (The)			416,769	18,621,239
Coca-Cola Enterprises Inc.			56,383	1,174,458
Constellation Brands Inc.	(1	)(2)	43,199	1,243,267
Molson Coors Brewing Co. Class B	(2)		9,342	643,664
Pepsi Bottling Group Inc.			27,765	985,657
PepsiCo Inc.			337,164	22,003,323

				53,339,604

BIOTECHNOLOGY—1.04%
Amgen Inc.	(1)		239,390	17,123,567
Biogen Idec Inc.	(1)		70,275	3,139,887
Genzyme Corp.	(1	)(2)	53,458	3,606,811
MedImmune Inc.	(1)		48,979	1,430,677
Millipore Corp.	(1)		10,926	669,764

				25,970,706

BUILDING MATERIALS—0.15%
American Standard Companies Inc.	(2)		35,693	1,498,035
Masco Corp.	(2)		81,098	2,223,707

				3,721,742

CHEMICALS—1.32%
Air Products & Chemicals Inc.	(2)		45,066	2,991,030
Ashland Inc.			12,948	825,823
Dow Chemical Co. (The)			196,198	7,647,798

Du Pont (E.I.) de Nemours and Co.	(2)		188,518	8,076,111
Eastman Chemical Co.			16,647	899,271
Ecolab Inc.			36,546	1,564,900
Hercules Inc.	(1)		23,272	366,999
International Flavors & Fragrances Inc.			16,021	633,470
PPG Industries Inc.			33,785	2,266,298
Praxair Inc.			65,930	3,900,419
Rohm & Haas Co.			29,366	1,390,480
Sherwin-Williams Co. (The)	(2)		22,974	1,281,490
Sigma-Aldrich Corp.	(2)		13,565	1,026,464

				32,870,553

COAL—0.05%
CONSOL Energy Inc.			37,790	1,199,077

				1,199,077

COMMERCIAL SERVICES—0.58%
Apollo Group Inc. Class A	(1)		28,759	1,416,093
Block (H & R) Inc.			65,805	1,430,601
Convergys Corp.	(1)		28,164	581,587
Donnelley (R.R.) & Sons Co.	(2)		44,211	1,457,195
Equifax Inc.			25,908	951,083
McKesson Corp.			61,222	3,227,624
Monster Worldwide Inc.	(1)		26,481	958,347
Moody’s Corp.			48,432	3,166,484
Robert Half International Inc.			35,286	1,198,665

				14,387,679

COMPUTERS—3.73%
Affiliated Computer Services Inc. Class A	(1)		24,240	1,257,086
Apple Computer Inc.	(1)		173,936	13,398,290
Computer Sciences Corp.	(1)		35,126	1,725,389
Dell Inc.	(1	)(2)	464,568	10,610,733
Electronic Data Systems Corp.	(2)		105,872	2,595,981
EMC Corp.	(1)		470,082	5,631,582
Hewlett-Packard Co.			560,133	20,551,280
International Business Machines Corp.			311,224	25,501,695
Lexmark International Inc.	(1	)(2)	20,517	1,183,010
NCR Corp.	(1	)(2)	36,863	1,455,351
Network Appliance Inc.	(1	)(2)	76,172	2,819,126
SanDisk Corp.	(1)		40,082	2,145,990
Sun Microsystems Inc.	(1	)(2)	717,738	3,567,158
Unisys Corp.	(1)		71,074	402,279

				92,844,950

COSMETICS & PERSONAL CARE—2.07%
Alberto-Culver Co.			15,689	793,707
Avon Products Inc.	(2)		91,565	2,807,383
Colgate-Palmolive Co.			105,616	6,558,754
Estee Lauder Companies Inc. (The) Class A	(2)		26,413	1,065,236
Procter & Gamble Co.			649,317	40,244,668

				51,469,748

DISTRIBUTION & WHOLESALE—0.10%
Genuine Parts Co.	(2)		35,043	1,511,405
Grainger (W.W.) Inc.	(2)		15,403	1,032,309

				2,543,714

DIVERSIFIED FINANCIAL SERVICES—8.53%
American Express Co.			248,448	13,932,964
Ameriprise Financial Inc.			49,858	2,338,340
Bear Stearns Companies Inc. (The)			24,622	3,449,542

Capital One Financial Corp.			62,609	4,924,824
Chicago Mercantile Exchange Holdings Inc.	(2)		7,276	3,479,747
CIT Group Inc.			40,671	1,977,831
Citigroup Inc.			1,011,053	50,219,002
Countrywide Financial Corp.			125,171	4,385,992
E*TRADE Financial Corp.	(1)		87,702	2,097,832
Federal Home Loan Mortgage Corp.			141,317	9,373,557
Federal National Mortgage Association			197,946	11,067,161
Federated Investors Inc. Class B			18,352	620,481
Franklin Resources Inc.			34,096	3,605,652
Goldman Sachs Group Inc. (The)			88,286	14,935,343
Janus Capital Group Inc.	(2)		42,287	833,900
JP Morgan Chase & Co.			709,921	33,337,890
Legg Mason Inc.			26,825	2,705,569
Lehman Brothers Holdings Inc.			109,867	8,114,777
Merrill Lynch & Co. Inc.			181,291	14,180,582
Morgan Stanley			219,223	15,983,549
Rowe (T.) Price Group Inc.			53,523	2,561,076
Schwab (Charles) Corp. (The)			211,505	3,785,939
SLM Corp.	(2)		83,862	4,359,147

				212,270,697

ELECTRIC—3.13%
AES Corp. (The)	(1	)(2)	134,704	2,746,615
Allegheny Energy Inc.	(1	)(2)	33,567	1,348,386
Ameren Corp.			42,105	2,222,723
American Electric Power Co. Inc.			80,448	2,925,894
CenterPoint Energy Inc.			63,430	908,318
CMS Energy Corp.	(1	)(2)	46,135	666,189
Consolidated Edison Inc.			50,412	2,329,034
Constellation Energy Group Inc.			36,691	2,172,107
Dominion Resources Inc.	(2)		72,164	5,519,824
DTE Energy Co.	(2)		36,280	1,505,983
Duke Energy Corp.			256,257	7,738,961
Dynegy Inc. Class A	(1)		76,604	424,386
Edison International			66,516	2,769,726
Entergy Corp.			42,615	3,333,771
Exelon Corp.	(2)		136,919	8,289,076
FirstEnergy Corp.			67,460	3,768,316
FPL Group Inc.	(2)		82,714	3,722,130
PG&E Corp.	(2)		71,082	2,960,565
Pinnacle West Capital Corp.	(2)		20,170	908,658
PPL Corp.			78,261	2,574,787
Progress Energy Inc.	(2)		51,820	2,351,592
Public Service Enterprise Group Inc.			51,485	3,150,367
Southern Co. (The)	(2)		151,811	5,231,407
TECO Energy Inc.	(2)		42,104	658,928
TXU Corp.			94,359	5,899,325
Xcel Energy Inc.	(2)		83,603	1,726,402

				77,853,470

ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
American Power Conversion Corp.	(2)		34,557	758,872
Emerson Electric Co.			83,380	6,992,247
Molex Inc.	(2)		28,693	1,118,166

				8,869,285

ELECTRONICS—0.48%
Agilent Technologies Inc.	(1	)(2)	83,589	2,732,524
Applera Corp. - Applied Biosystems Group			37,283	1,234,440
Fisher Scientific International Inc.	(1	)(2)	25,527	1,997,232
Jabil Circuit Inc.	(2)		37,751	1,078,546

PerkinElmer Inc.			26,161	495,228
Sanmina-SCI Corp.	(1)		109,718	410,345
Solectron Corp.	(1)		190,093	619,703
Symbol Technologies Inc.			52,579	781,324
Tektronix Inc.			17,304	500,605
Thermo Electron Corp.	(1	)(2)	32,239	1,267,960
Waters Corp.	(1	)(2)	20,961	949,114

				12,067,021

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.			18,033	1,386,557

				1,386,557

ENTERTAINMENT—0.12%
International Game Technology Inc.	(2)		69,402	2,880,183

				2,880,183

ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.	(1	)(2)	50,238	566,182
Waste Management Inc.			110,544	4,054,754

				4,620,936

FOOD—1.47%
Campbell Soup Co.			47,434	1,731,341
ConAgra Foods Inc.			104,485	2,557,793
Dean Foods Co.	(1)		27,307	1,147,440
General Mills Inc.			72,158	4,084,143
Heinz (H.J.) Co.	(2)		67,799	2,842,812
Hershey Co. (The)	(2)		35,924	1,920,138
Kellogg Co.	(2)		51,044	2,527,699
Kroger Co.			147,774	3,419,490
McCormick & Co. Inc. NVS			26,750	1,015,965
Safeway Inc.	(2)		90,936	2,759,908
Sara Lee Corp.			154,991	2,490,705
SUPERVALU Inc.			43,419	1,287,373
Sysco Corp.	(2)		126,503	4,231,525
Tyson Foods Inc. Class A	(2)		51,221	813,389
Whole Foods Market Inc.	(2)		28,827	1,713,189
Wrigley (William Jr.) Co.	(2)		44,846	2,065,607

				36,608,517

FOREST PRODUCTS & PAPER—0.39%
International Paper Co.			92,981	3,219,932
Louisiana-Pacific Corp.			21,879	410,669
MeadWestvaco Corp.	(2)		36,811	975,860
Plum Creek Timber Co. Inc.			36,662	1,247,974
Temple-Inland Inc.			22,251	892,265
Weyerhaeuser Co.	(2)		50,366	3,099,020

				9,845,720

GAS—0.24%
KeySpan Corp.			35,501	1,460,511
Nicor Inc.	(2)		9,189	392,922
NiSource Inc.	(2)		56,244	1,222,745
Peoples Energy Corp.	(2)		7,893	320,850
Sempra Energy			53,235	2,675,059

				6,072,087

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	(2)		15,149	1,202,073
Snap-On Inc.	(2)		12,087	538,476
Stanley Works (The)	(2)		16,483	821,678

				2,562,227

HEALTH CARE - PRODUCTS—3.07%
Bard (C.R.) Inc.	(2)		21,011	1,575,825
Bausch & Lomb Inc.			10,814	542,106
Baxter International Inc.			133,424	6,065,455
Becton, Dickinson & Co.			50,046	3,536,751
Biomet Inc.			50,452	1,624,050
Boston Scientific Corp.	(1)		240,923	3,563,251
Johnson & Johnson			598,178	38,845,679
Medtronic Inc.	(2)		235,052	10,915,815
Patterson Companies Inc.	(1	)(2)	28,357	953,079
St. Jude Medical Inc.	(1)		71,847	2,535,481
Stryker Corp.	(2)		60,702	3,010,212
Zimmer Holdings Inc.	(1	)(2)	49,632	3,350,160

				76,517,864

HEALTH CARE - SERVICES—1.70%
Aetna Inc.			112,017	4,430,272
Coventry Health Care Inc.	(1)		32,504	1,674,606
HCA Inc.			86,701	4,325,513
Health Management Associates Inc. Class A			48,813	1,020,192
Humana Inc.	(1)		33,920	2,241,773
Laboratory Corp. of America Holdings	(1)		25,652	1,682,002
Manor Care Inc.	(2)		15,210	795,179
Quest Diagnostics Inc.			33,065	2,022,255
Tenet Healthcare Corp.	(1	)(2)	95,556	777,826
UnitedHealth Group Inc.			275,472	13,553,222
WellPoint Inc.	(1)		126,755	9,766,473

				42,289,313

HOME BUILDERS—0.24%
Centex Corp.	(2)		24,247	1,275,877
Horton (D.R.) Inc.			55,763	1,335,524
KB Home	(2)		15,940	698,172
Lennar Corp. Class A			28,314	1,281,208
Pulte Homes Inc.	(2)		43,301	1,379,570

				5,970,351

HOME FURNISHINGS—0.10%
Harman International Industries Inc.	(2)		13,334	1,112,589
Whirlpool Corp.			15,897	1,337,097

				2,449,686

HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	(2)		19,313	1,162,063
Clorox Co. (The)			30,725	1,935,675
Fortune Brands Inc.	(2)		30,754	2,309,933
Kimberly-Clark Corp.			93,710	6,124,886

				11,532,557

HOUSEWARES—0.06%
Newell Rubbermaid Inc.			56,261	1,593,312

				1,593,312

INSURANCE—4.92%
ACE Ltd.			66,509	3,640,038
AFLAC Inc.	(2)		101,502	4,644,732
Allstate Corp. (The)			128,742	8,075,986
Ambac Financial Group Inc.			21,640	1,790,710
American International Group Inc.			531,457	35,214,341
Aon Corp.	(2)		64,323	2,178,620

Chubb Corp.			84,020	4,365,679
CIGNA Corp.			22,682	2,638,370
Cincinnati Financial Corp.	(2)		35,658	1,713,724
Genworth Financial Inc. Class A			93,061	3,258,066
Hartford Financial Services Group Inc. (The)			62,225	5,398,019
Lincoln National Corp.			58,726	3,645,710
Loews Corp.			93,488	3,543,195
Marsh & McLennan Companies Inc.	(2)		112,542	3,168,057
MBIA Inc.	(2)		27,460	1,687,142
MetLife Inc.			155,305	8,802,687
MGIC Investment Corp.	(2)		17,280	1,036,282
Principal Financial Group Inc.	(2)		54,958	2,983,120
Progressive Corp. (The)	(2)		157,940	3,875,848
Prudential Financial Inc.			99,189	7,563,161
SAFECO Corp.	(2)		23,803	1,402,711
St. Paul Travelers Companies Inc.			141,306	6,625,838
Torchmark Corp.			20,140	1,271,035
UnumProvident Corp.	(2)		69,442	1,346,480
XL Capital Ltd. Class A	(2)		36,807	2,528,641

				122,398,192

INTERNET—1.53%
Amazon.com Inc.	(1	)(2)	64,167	2,061,044
eBay Inc.	(1	)(2)	240,260	6,813,774
Google Inc. Class A	(1)		43,571	17,511,185
Symantec Corp.	(1)		202,312	4,305,199
VeriSign Inc.	(1)		49,609	1,002,102
Yahoo! Inc.	(1)		254,225	6,426,808

				38,120,112

IRON & STEEL—0.23%
Allegheny Technologies Inc.	(2)		20,622	1,282,482
Nucor Corp.			63,061	3,120,889
United States Steel Corp.	(2)		25,177	1,452,209

				5,855,580

LEISURE TIME—0.36%
Brunswick Corp.			18,874	588,680
Carnival Corp.	(2)		91,010	4,280,200
Harley-Davidson Inc.	(2)		53,609	3,363,965
Sabre Holdings Corp.			27,509	643,436

				8,876,281

LODGING—0.45%
Harrah’s Entertainment Inc.			38,141	2,533,707
Hilton Hotels Corp.	(2)		78,593	2,188,815
Marriott International Inc. Class A	(2)		70,250	2,714,460
Starwood Hotels & Resorts Worldwide Inc.			44,408	2,539,694
Wyndham Worldwide Corp.	(1)		41,297	1,155,077

				11,131,753

MACHINERY—0.65%
Caterpillar Inc.	(2)		134,108	8,824,306
Cummins Inc.			10,848	1,293,407
Deere & Co.	(2)		47,286	3,967,768
Rockwell Automation Inc.			35,987	2,090,845

				16,176,326

MANUFACTURING—5.18%
Cooper Industries Ltd.	(2)		18,725	1,595,744
Danaher Corp.	(2)		48,338	3,319,370
Dover Corp.			41,575	1,972,318

Eastman Kodak Co.	(2)		58,398	1,308,115
Eaton Corp.			30,599	2,106,741
General Electric Co.			2,111,154	74,523,736
Honeywell International Inc.			167,485	6,850,137
Illinois Tool Works Inc.			85,949	3,859,110
Ingersoll-Rand Co. Class A			65,808	2,499,388
ITT Industries Inc.			37,775	1,936,724
Leggett & Platt Inc.	(2)		37,442	937,173
Pall Corp.			25,319	780,078
Parker Hannifin Corp.			24,577	1,910,370
Textron Inc.	(2)		25,612	2,241,050
3M Co.			154,044	11,463,954
Tyco International Ltd.			412,028	11,532,664

				128,836,672

MEDIA—3.16%
CBS Corp. Class B			159,657	4,497,538
Clear Channel Communications Inc.			101,509	2,928,535
Comcast Corp. Class A	(1)		427,992	15,771,505
Dow Jones & Co. Inc.	(2)		13,038	437,295
Gannett Co. Inc.			48,347	2,747,560
McGraw-Hill Companies Inc. (The)			71,972	4,176,535
Meredith Corp.	(2)		7,972	393,259
New York Times Co. Class A	(2)		29,460	676,991
News Corp. Class A			477,879	9,390,322
Scripps (E.W.) Co. Class A			16,933	811,599
Time Warner Inc.	(2)		831,723	15,162,310
Tribune Co.	(2)		39,001	1,276,113
Univision Communications Inc. Class A	(1	)(2)	51,618	1,772,562
Viacom Inc. Class B	(1)		145,098	5,394,744
Walt Disney Co. (The)	(2)		427,452	13,212,541

				78,649,409

MINING—0.65%
Alcoa Inc.			177,296	4,971,380
Freeport-McMoRan Copper & Gold Inc.			40,017	2,131,305
Newmont Mining Corp.			91,969	3,931,675
Phelps Dodge Corp.			41,720	3,533,684
Vulcan Materials Co.	(2)		19,396	1,517,737

				16,085,781

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	(2)		45,184	2,004,814
Xerox Corp.	(1	)(2)	200,075	3,113,167

				5,117,981

OIL & GAS—7.58%
Anadarko Petroleum Corp.			93,972	4,118,793
Apache Corp.	(2)		67,337	4,255,698
Chesapeake Energy Corp.	(2)		77,396	2,242,936
Chevron Corp.			449,499	29,154,505
ConocoPhillips			336,986	20,060,777
Devon Energy Corp.			90,203	5,696,319
EOG Resources Inc.	(2)		49,621	3,227,846
Exxon Mobil Corp.			1,215,759	81,577,429
Hess Corp.			49,133	2,035,089
Marathon Oil Corp.			73,251	5,633,002
Murphy Oil Corp.	(2)		38,442	1,827,917
Nabors Industries Ltd.	(1)		64,222	1,910,604
Noble Corp.			28,055	1,800,570
Occidental Petroleum Corp.			176,194	8,476,693
Rowan Companies Inc.	(2)		22,973	726,636

Sunoco Inc.	(2)		26,676	1,658,980
Transocean Inc.	(1)		64,438	4,718,795
Valero Energy Corp.			125,340	6,451,250
XTO Energy Inc.	(2)		74,803	3,151,450

				188,725,289

OIL & GAS SERVICES—1.37%
Baker Hughes Inc.	(2)		67,278	4,588,360
BJ Services Co.	(2)		61,192	1,843,715
Halliburton Co.			210,887	5,999,735
National Oilwell Varco Inc.	(1	)(2)	35,873	2,100,364
Schlumberger Ltd.			242,145	15,020,254
Smith International Inc.			40,966	1,589,481
Weatherford International Ltd.	(1	)(2)	70,770	2,952,524

				34,094,433

PACKAGING & CONTAINERS—0.13%
Ball Corp.			21,110	853,899
Bemis Co. Inc.			21,525	707,311
Pactiv Corp.	(1)		27,869	792,037
Sealed Air Corp.			16,447	890,112

				3,243,359

PHARMACEUTICALS—6.19%
Abbott Laboratories			312,448	15,172,475
Allergan Inc.	(2)		30,843	3,473,230
AmerisourceBergen Corp.			40,757	1,842,216
Barr Pharmaceuticals Inc.	(1)		21,563	1,119,982
Bristol-Myers Squibb Co.			402,178	10,022,276
Cardinal Health Inc.			82,935	5,452,147
Caremark Rx Inc.			87,311	4,947,914
Express Scripts Inc.	(1)		28,103	2,121,495
Forest Laboratories Inc.	(1)		64,982	3,288,739
Gilead Sciences Inc.	(1)		93,431	6,418,710
Hospira Inc.	(1)		32,048	1,226,477
King Pharmaceuticals Inc.	(1)		49,298	839,545
Lilly (Eli) & Co.	(2)		201,124	11,464,068
Medco Health Solutions Inc.	(1)		60,117	3,613,633
Merck & Co. Inc.			445,032	18,646,841
Mylan Laboratories Inc.	(2)		42,728	860,115
Pfizer Inc.			1,491,128	42,288,390
Schering-Plough Corp.			302,953	6,692,232
Watson Pharmaceuticals Inc.	(1)		21,092	551,978
Wyeth			275,198	13,991,066

				154,033,529

PIPELINES—0.29%
El Paso Corp.	(2)		142,355	1,941,722
Kinder Morgan Inc.			21,842	2,290,134
Williams Companies Inc.	(2)		121,861	2,908,822

				7,140,678

REAL ESTATE—0.05%
Realogy Corp.	(1)		51,622	1,170,787

				1,170,787

REAL ESTATE INVESTMENT TRUSTS—1.02%
Apartment Investment & Management Co. Class A			20,092	1,093,206
Archstone-Smith Trust	(2)		43,666	2,377,177
Boston Properties Inc.	(2)		23,327	2,410,612
Equity Office Properties Trust	(2)		71,612	2,847,293
Equity Residential			59,510	3,010,016

Kimco Realty Corp.	(2)		44,576	1,910,973
ProLogis	(2)		50,128	2,860,304
Public Storage Inc.			24,695	2,123,523
Simon Property Group Inc.			45,235	4,099,196
Vornado Realty Trust	(2)		24,922	2,716,498

				25,448,798

RETAIL—5.70%
AutoNation Inc.	(1)		30,834	644,431
AutoZone Inc.	(1)		10,672	1,102,418
Bed Bath & Beyond Inc.	(1)		57,449	2,197,999
Best Buy Co. Inc.	(2)		83,153	4,453,675
Big Lots Inc.	(1	)(2)	22,285	441,466
Circuit City Stores Inc.	(2)		27,321	686,030
Costco Wholesale Corp.			95,710	4,754,873
CVS Corp.			167,996	5,396,032
Darden Restaurants Inc.			29,919	1,270,660
Dillard’s Inc. Class A	(2)		12,577	411,645
Dollar General Corp.	(2)		64,268	875,973
Family Dollar Stores Inc.	(2)		31,025	907,171
Federated Department Stores Inc.	(2)		111,022	4,797,261
Gap Inc. (The)	(2)		110,153	2,087,399
Home Depot Inc.			422,112	15,310,002
Kohl’s Corp.	(1)		66,960	4,347,043
Limited Brands Inc.	(2)		69,478	1,840,472
Lowe’s Companies Inc.			312,479	8,768,161
McDonald’s Corp.			250,797	9,811,179
Nordstrom Inc.	(2)		46,450	1,964,835
Office Depot Inc.	(1)		57,942	2,300,297
OfficeMax Inc.			14,754	601,078
Penney (J.C.) Co. Inc.			45,857	3,136,160
RadioShack Corp.			28,224	544,723
Sears Holdings Corp.	(1)		17,014	2,689,743
Staples Inc.	(2)		148,587	3,615,122
Starbucks Corp.	(1	)(2)	154,630	5,265,152
Target Corp.	(2)		175,612	9,702,563
Tiffany & Co.	(2)		28,265	938,398
TJX Companies Inc.	(2)		91,939	2,577,050
Walgreen Co.			206,148	9,150,910
Wal-Mart Stores Inc.			503,027	24,809,292
Wendy’s International Inc.			23,909	1,601,903
Yum! Brands Inc.	(2)		55,372	2,882,113

				141,883,229

SAVINGS & LOANS—0.58%
Golden West Financial Corp.			54,946	4,244,579
Sovereign Bancorp Inc.	(2)		72,017	1,549,086
Washington Mutual Inc.			197,045	8,565,546

				14,359,211

SEMICONDUCTORS—2.72%
Advanced Micro Devices Inc.	(1	)(2)	98,955	2,459,032
Altera Corp.	(1)		73,171	1,344,883
Analog Devices Inc.	(2)		72,174	2,121,194
Applied Materials Inc.			284,061	5,036,402
Broadcom Corp. Class A	(1)		95,911	2,909,940
Freescale Semiconductor Inc. Class B	(1)		82,972	3,153,766
Intel Corp.			1,179,586	24,264,084
KLA-Tencor Corp.			40,650	1,807,706
Linear Technology Corp.	(2)		61,619	1,917,583
LSI Logic Corp.	(1)		82,159	675,347
Maxim Integrated Products Inc.			65,888	1,849,476

Micron Technology Inc.	(1	)(2)	149,287	2,597,594
National Semiconductor Corp.			60,894	1,432,836
Novellus Systems Inc.	(1)		25,570	707,266
NVIDIA Corp.	(1)		72,197	2,136,309
PMC-Sierra Inc.	(1	)(2)	42,806	254,268
QLogic Corp.	(1)		32,608	616,291
Teradyne Inc.	(1)		39,434	518,951
Texas Instruments Inc.			313,429	10,421,514
Xilinx Inc.	(2)		69,498	1,525,481

				67,749,923

SOFTWARE—3.93%
Adobe Systems Inc.	(1	)(2)	118,455	4,436,140
Autodesk Inc.	(1)		47,273	1,644,155
Automatic Data Processing Inc.			113,624	5,378,960
BMC Software Inc.	(1	)(2)	41,933	1,141,416
CA Inc.			83,999	1,989,936
Citrix Systems Inc.	(1)		37,934	1,373,590
Compuware Corp.	(1)		77,757	605,727
Electronic Arts Inc.	(1	)(2)	62,721	3,492,305
First Data Corp.			156,488	6,572,496
Fiserv Inc.	(1)		35,640	1,678,288
IMS Health Inc.			41,408	1,103,109
Intuit Inc.	(1)		69,782	2,239,304
Microsoft Corp.			1,766,334	48,273,908
Novell Inc.	(1	)(2)	70,054	428,730
Oracle Corp.	(1)		824,884	14,633,442
Parametric Technology Corp.	(1)		22,648	395,434
Paychex Inc.			69,115	2,546,888

				97,933,828

TELECOMMUNICATIONS—6.27%
ADC Telecommunications Inc.	(1)		24,377	365,655
Alltel Corp.			79,384	4,405,812
AT&T Inc.			794,331	25,863,417
Avaya Inc.	(1	)(2)	93,443	1,068,988
BellSouth Corp.			371,343	15,874,913
CenturyTel Inc.			23,572	935,101
Ciena Corp.	(1)		16,968	462,378
Cisco Systems Inc.	(1)		1,248,423	28,713,729
Citizens Communications Co.	(2)		65,642	921,614
Comverse Technology Inc.	(1)		41,291	885,279
Corning Inc.	(1)		318,995	7,786,668
Embarq Corp.			30,558	1,478,090
JDS Uniphase Corp.	(1	)(2)	346,006	757,753
Juniper Networks Inc.	(1	)(2)	115,722	1,999,676
Lucent Technologies Inc.	(1)		916,771	2,145,244
Motorola Inc.			501,055	12,526,375
QUALCOMM Inc.			337,826	12,279,975
Qwest Communications International Inc.	(1	)(2)	327,333	2,854,344
Sprint Nextel Corp.			610,959	10,477,947
Tellabs Inc.	(1	)(2)	92,528	1,014,107
Verizon Communications Inc.			592,805	22,010,850
Windstream Corp.			97,344	1,283,967

				156,111,882

TEXTILES—0.05%
Cintas Corp.	(2)		28,211	1,151,855

				1,151,855

TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.			33,473	761,511

Mattel Inc.		77,325	1,523,303

			2,284,814

TRANSPORTATION—1.62%
Burlington Northern Santa Fe Corp.		74,028	5,436,616
CSX Corp.		90,716	2,978,206
FedEx Corp.		62,666	6,810,541
Norfolk Southern Corp.		84,637	3,728,260
Ryder System Inc.		12,517	646,879
Union Pacific Corp.		55,088	4,847,744
United Parcel Service Inc. Class B		221,076	15,904,207

			40,352,453

TOTAL COMMON STOCKS
(Cost: $2,207,410,662)			2,459,835,097

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.33%
CERTIFICATES OF DEPOSIT (3)—0.52%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07		$1,817,834	1,817,834
Societe Generale
5.33%, 12/08/06		2,596,906	2,596,906
Washington Mutual Bank
5.36%, 11/13/06		6,492,265	6,492,265
Wells Fargo Bank N.A.
4.78%, 12/05/06		2,077,525	2,077,525

			12,984,530

COMMERCIAL PAPER (3)—1.65%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07	(4)	1,406,952	1,391,868
ASAP Funding Ltd.
5.29%, 11/02/06	(4)	649,227	646,269
Atlantis One Funding
5.30%, 11/14/06	(4)	3,563,163	3,540,606
Beta Finance Inc.
5.27%, 01/25/07	(4)	519,381	510,646
Bryant Park Funding LLC
5.28%, 12/14/06	(4)	819,843	811,065
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06	(4)	1,316,424	1,308,090
CC USA Inc.
5.03%, 10/24/06	(4)	519,381	517,785
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06	(4)	2,986,442	2,968,902
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07	(4)	1,558,144	1,545,718
Curzon Funding LLC
5.29%, 11/17/06	(4)	2,596,906	2,579,353
Edison Asset Securitization LLC
5.22%, 12/11/06	(4)	1,915,790	1,896,344
Falcon Asset Securitization Corp.
5.30%, 11/06/06	(4)	2,596,906	2,583,525
Five Finance Inc.
5.19%, 12/01/06	(4)	1,168,608	1,158,499
Galleon Capital Corp.
5.27%, 12/18/06	(4)	363,099	359,007
General Electric Capital Services Inc.
5.22%, 12/11/06		259,691	257,055
Giro Funding US Corp.
5.34%, 10/10/06	(4)	1,298,453	1,296,914

Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06	(4)		1,246,515	1,241,749
HBOS Treasury Services PLC
5.27%, 12/15/06			519,381	513,760
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06	(4)		5,193,812	5,180,049
Landale Funding LLC
5.31%, 11/15/06	(4)		2,025,587	2,012,453
Lexington Parker Capital Co. LLC
5.19%, 11/15/06	(4)		1,418,482	1,409,493
Mont Blanc Capital Corp.
5.29%, 11/15/06	(4)		1,675,004	1,664,175
Nationwide Building Society
5.27%, 12/15/06			908,917	899,071
Nestle Capital Corp.
5.19%, 08/09/07			1,558,144	1,488,283
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07	(4)		1,383,632	1,361,469
Sydney Capital Corp.
5.27%, 12/08/06	(4)		61,936	61,329
Tulip Funding Corp.
5.29%, 11/15/06	(4)		1,369,660	1,360,805
White Pine Finance LLC
5.12%, 10/27/06	(4)		490,815	489,070

				41,053,352

MEDIUM-TERM NOTES (3)—0.43%
Bank of America N.A.
5.28%, 04/20/07			649,227	649,227
Cullinan Finance Corp.
5.71%, 06/28/07	(4)		1,947,680	1,947,680
K2 USA LLC
5.39%, 06/04/07	(4)		1,947,680	1,947,680
Marshall & Ilsley Bank
5.18%, 12/15/06			2,596,906	2,598,718
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07	(4)		3,038,380	3,038,380
US Bank N.A.
2.85%, 11/15/06			519,381	518,229

				10,699,914

MONEY MARKET FUNDS—1.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%	(5	)(6)	26,880,872	26,880,872

				26,880,872

REPURCHASE AGREEMENTS (3)—2.60%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,514, 4.44% to 8.00%, 6/15/07 to 5/1/19).			$5,193,812	5,193,812
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $3,897,096 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).			3,895,359	3,895,359
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $3,897,125 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).			3,895,359	3,895,359

BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $259,809 (collateralized by non-U.S. Government debt securities, value $267,626, 5.75%, 3/15/16).		259,691	259,691
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,093,284 (collateralized by non-U.S. Government debt securities, value $9,548,781, 5.87%, 6/25/36).		9,089,171	9,089,171
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $2,857,904 (collateralized by non-U.S. Government debt securities, value $3,174,712, 0.00% to 10.00%, 5/27/33 to 9/29/36).		2,856,597	2,856,597
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,558,862 (collateralized by non-U.S. Government debt securities, value $1,709,460, 0.00% to 10.00%, 5/27/33 to 9/29/36).		1,558,144	1,558,144
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $5,196,158 (collateralized by non-U.S. Government debt securities, value $5,456,446, 0.00% to 9.00%, 5/1/17 to 2/25/46).		5,193,812	5,193,812
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,897,122 (collateralized by non-U.S. Government debt securities, value $5,378,497, 0.00% to 8.33%, 10/27/06 to 3/25/37).		3,895,359	3,895,359
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,117,723 (collateralized by non-U.S. Government debt securities, value $3,273,868, 0.00% to 10.00%, 10/1/06 to 9/30/36).		3,116,287	3,116,287
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $649,523 (collateralized by non-U.S. Government debt securities, value $682,147, 6.50% to 7.63%, 2/1/07 to 6/1/16).		649,227	649,227
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,456,567, 0.79% to 9.08%, 8/5/18 to 12/20/54).		5,193,812	5,193,812
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,583, 4.85% to 8.60%, 5/1/09 to 12/1/25).		5,193,812	5,193,812
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,598,081 (collateralized by non-U.S. Government debt securities, value $2,837,662, 4.69% to 6.41%, 12/17/19 to 6/25/45).		2,596,906	2,596,906
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,507,439 (collateralized by non-U.S. Government debt securities, value $3,691,151, 0.00% to 10.00%, 10/1/06 to 9/30/36).		3,505,823	3,505,823
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,887,430 (collateralized by non-U.S. Government debt securities, value $1,968,439, 0.00% to 10.00%, 10/1/06 to 9/30/36).	(7)	1,817,834	1,817,834
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $6,755,023 (collateralized by non-U.S. Government debt securities, value $7,093,380, 0.06% to 7.95%, 8/15/13 to 7/15/45).		6,751,956	6,751,956

			64,662,961

TIME DEPOSITS (3)—0.02%
Societe Generale
5.25%, 10/02/06			466,690	466,690

				466,690

U.S. TREASURY OBLIGATIONS—0.06%
U.S. Treasury Bill
4.70%, 12/21/06	(8	)(9)	1,500,000	1,484,141

				1,484,141

VARIABLE & FLOATING RATE NOTES (3)—6.97%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07	(4)		6,648,080	6,648,905
American Express Bank
5.29%, 02/28/07			2,596,906	2,596,898
American Express Centurion Bank
5.42%, 07/19/07			2,856,597	2,859,219
American Express Credit Corp.
5.43%, 07/05/07			779,072	779,463
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07	(4)		493,412	493,412
ASIF Global Financing
5.51%, 05/03/07	(4)		259,691	259,776
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07	(4)		1,687,989	1,687,989
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07	(4)		3,765,514	3,765,655
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07	(4)		6,622,111	6,622,414
BMW US Capital LLC
5.33%, 10/15/07	(4)		2,596,906	2,596,906
BNP Paribas
5.36%, 05/18/07	(4)		4,804,276	4,804,276
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07	(4)		1,895,741	1,895,741
CC USA Inc.
5.48%, 07/30/07	(4)		1,298,453	1,298,606
Commodore CDO Ltd.
5.47%, 06/12/07	(4)		649,227	649,227
Credit Agricole SA
5.48%, 07/23/07			2,596,906	2,596,906
Credit Suisse First Boston NY
5.51%, 04/24/07			1,298,453	1,298,502
Cullinan Finance Corp.
5.36%, 04/25/07	(4)		649,227	649,227
DEPFA Bank PLC
5.43%, 09/14/07			2,596,906	2,596,906
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07	(4)		2,986,442	2,986,611
Eli Lilly Services Inc.
5.32%, 10/01/07	(4)		2,596,906	2,596,906
Fifth Third Bancorp
5.31%, 09/21/07	(4)		5,193,812	5,193,812
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07	(4)		2,596,906	2,596,726
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07			2,726,751	2,727,328
Granite Master Issuer PLC
5.30%, 08/20/07	(4)		9,089,172	9,089,172
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07	(4)		2,077,525	2,077,804
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07			3,895,359	3,895,908

HBOS Treasury Services PLC
5.46%, 07/24/07	(4)		2,596,906	2,596,906
Holmes Financing PLC
5.30%, 07/16/07	(4)		4,544,586	4,544,586
JP Morgan Chase & Co.
5.30%, 08/02/07			1,947,680	1,947,680
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07	(4)		1,947,680	1,947,603
Kestrel Funding LLC
5.31%, 07/11/07	(4)		1,038,762	1,038,677
Kommunalkredit Austria AG
5.33%, 09/09/07	(4)		1,558,144	1,558,144
Leafs LLC
5.33%, 01/22/07 - 02/20/07	(4)		2,708,307	2,708,307
Lexington Parker Capital Co. LLC
5.46%, 01/10/07	(4)		3,246,133	3,245,580
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07	(4)		2,856,597	2,856,420
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07	(4)		1,144,269	1,144,269
Marshall & Ilsley Bank
5.31%, 10/15/07			1,428,298	1,428,298
Metropolitan Life Global Funding I
5.34%, 08/06/07	(4)		3,895,359	3,895,359
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07	(4	)(7)	259,691	259,691
Monumental Global Funding II
5.38%, 12/27/06	(4)		519,381	519,420
Mound Financing PLC
5.30%, 05/08/07	(4)		2,441,092	2,441,092
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07	(4)		7,790,719	7,790,607
National City Bank of Indiana
5.37%, 05/21/07			1,298,453	1,298,523
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07	(4)		8,569,790	8,571,600
Newcastle Ltd.
5.35%, 04/24/07	(4)		915,409	915,258
Northern Rock PLC
5.37%, 08/03/07	(4)		3,116,287	3,116,354
Northlake CDO I
5.46%, 09/06/07	(4)		779,072	779,072
Principal Life Global Funding I
5.83%, 02/08/07			1,168,608	1,170,536
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 -08/21/07	(4)		3,765,514	3,765,439
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07	(4)		2,596,906	2,596,906
Strips III LLC
5.38%, 07/24/07	(4)		613,670	613,670
SunTrust Bank
5.30%, 05/01/07			2,596,906	2,596,998
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07	(4)		6,336,451	6,335,949
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07	(4)		3,635,669	3,635,668
Wachovia Asset Securitization Inc.
5.32%, 10/25/06	(4)		3,616,595	3,616,594
Wachovia Bank N.A.
5.43%, 05/22/07			5,193,812	5,193,812
Wal-Mart Stores Inc.
5.50%, 07/16/07	(4)		1,947,680	1,948,712

Wells Fargo & Co.
5.34%, 09/14/07	(4)	1,298,453	1,298,526
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07	(4)	1,947,680	1,947,672
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07	(4)	7,790,718	7,789,272
Wind Master Trust
5.32%, 07/25/07	(4)	1,038,762	1,038,762

			173,416,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $331,648,184)			331,648,717

TOTAL INVESTMENTS IN SECURITIES — 112.15%
(Cost: $2,539,058,846)			2,791,483,814

Other Assets, Less Liabilities — (12.15)%			(302,361,778)

NET ASSETS — 100.00%			$2,489,122,036

NVS	Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

S&P 500 INDEX MASTER PORTFOLIO

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Future Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (12/15/06)	456	$30,675,120	$425,676

			$425,676

See accompanying notes to the schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equilvalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

FEDERAL INCOME TAXES

As of September 30, 2006, the cost of investments for federal income tax purposes was $2,542,747,065. Net unrealized appreciation aggregated $248,736,749, of which $518,809,959 represented gross unrealized appreciation on securities and $270,073,210 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to a broker a U.S. Treasury Bill with a face amount of $1,500,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by the Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the three quarters ended September 30, 2006.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	19,125	4,623,226	4,612,470	26,881	$26,880,872	$881,030

3. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish, President
Keith F. Karlawish, President

Date November 28, 2006

By (Signature and Title)*	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date November 28, 2006